Going Concern (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Going Concern (Textual)
Accumulated deficit	$ (37,560,000)	$ (31,899,493)
Net loss	$ (5,762,619)	$ (6,300,426)